Warrant Derivative - Schedule of Warrant Activity (Details) - $ / shares		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Schedule of Warrant Activity [Abstract]
Number of warrants outstanding, ending balance		1,458,333
Average exercise price outstanding, ending balance		$ 0.72
Weighted average remaining contractual term in years, ending balance		5 years 4 months 17 days
Number of warrants outstanding, granted		1,458,333
Average exercise price outstanding, granted		$ 0.72
Weighted average remaining contractual term in years, granted		5 years 4 months 17 days
Number of warrants outstanding, exercised
Average exercise price outstanding, exercised
Number of warrants outstanding, surrendered
Average exercise price outstanding, surrendered
Number of warrants outstanding, expired
Average exercise price outstanding, expired